Segment information (Primary segment)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Segment information (Primary segment)	Segment information (Primary segment)
Grupo Santander has aligned the information in this note with the underlying information used internally for management reporting and with that presented in Grupo Santander's other public documents.
Grupo Santander's executive committee has been selected to be its chief operating decision maker. Grupo Santander's operating segments reflect its organizational and managerial structures. The executive committee reviews internal reporting based on these segments to assess performance and allocate resources.
On September 18, 2023, Grupo Santander announced that it is consolidating its retail & commercial and consumer activities across all markets under two new global businesses: Retail & Commercial and Digital Consumer Bank. The changes align these businesses with Santander’s at 30 June 2024, global model in Corporate & Investment Banking, Wealth Management & Insurance and Payments, helping the bank achieve the strategic goals.
The segments are split by business units in which profits are made and by geographic area. The information is prepared by aggregating the figures for Grupo Santander’s various geographic areas and business units, relating it to both the accounting data of the units integrated in each segment and that provided by management information systems. The same general principles as those used in Grupo Santander are applied.
The Group's main level of segmentation, derived from its management model, consolidates the retail, commercial and consumer banking businesses of all markets under the umbrella of two new global business areas:
•Retail & Commercial Banking (Retail): new area that integrates the retail banking business (individuals) and commercial banking (SMEs and corporates), except for business originated in the consumer finance and the cards businesses.
•Digital Consumer Bank (Consumer): comprises all business originated in the consumer finance companies, plus Openbank, Open Digital Services (ODS) and SBNA Consumer.
•Corporate & Investment Banking (CIB): this business, which includes Global Transactional Banking, Global Banking (Global Debt Finance and Corporate Finance) and Markets, offers products and services on a global scale to corporate and institutional customers, and collaborates with other global businesses to better serve our broad customer base.
•Wealth Management & Insurance (Wealth): includes the asset management business (Santander Asset Management), the corporate unit of Private Banking and International Private Banking in Miami and Switzerland and the insurance business (Santander Insurance).
•Payments: digital payments solutions, providing global technology solutions for our banks and new customers in the open market. It is structured in two businesses: PagoNxt (Getnet, Ebury and PagoNxt Payments) and Cards (cards platform and business in the countries).
In accordance with the information used by the Group's executive committee for decision making, following is a distribution of the gross margin by business segment accompanying consolidated income statements for the six-month periods ended 30 June 2024 and 2023.
In addition to these operating units, which report by geographic area and businesses, Grupo Santander continues to maintain the area of Corporate Center, that includes the centralized activities relating to equity stakes in financial companies, financial management of the structural exchange rate position, assumed within the sphere of Grupo Santander's assets and liabilities committee, as well as management of liquidity and of shareholders' equity via issuances.
This financial information ('underlying basis') is computed by adjusting reported results for the effects of certain gains and losses (e.g.: capital gains, write-downs, etc.). These gains and losses are items that management and investors ordinarily identify and consider separately to understand better the underlying trends in the business.
Following is the reconciliation between the adjusted profit and the statutory profit corresponding to the six-month periods ended 30 June 2024 and 2023:

	EUR million
	Gross Margin		Profit before taxes		Profit
Segment	30-06-2024	30-06-2023	30-06-2024	30-06-2023	30-06-2024	30-06-2023
Retail & Commercial Banking	16,274	14,392	5,187	3,638	3,326	2,421
Digital Consumer Bank	6,449	6,026	1,341	1,504	1,070	1,027
Corporate & Investment Banking	4,188	3,956	2,151	2,305	1,405	1,478
Wealth Management & Insurance	1,789	1,589	1,130	985	818	711
Payments	2,701	2,613	306	498	49	223
Corporate Center	(350)	(342)	(606)	(601)	(609)	(620)
Underlying Profit	31,050	28,234	9,508	8,329	6,059	5,241
Adjustments	(335)	(224)	—	(239)	—	—
Statutory Profit	30,715	28,010	9,508	8,090	6,059	5,241